Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
U.S. Manufacturing
Retail	$ 46,357	$ 13,543	[1]	$ 20,542	[1]
Consolidated	46,357	13,543	[1]	20,542	[1]
Corporate and Eliminations
U.S. Manufacturing
Retail	(5,706)	(609)		(689)
Corporate and Eliminations	(5,706)	(609)		(689)
Consolidated	(5,706)	(609)		(689)
Upstream
Upstream (2)
Crude Oil	19,051	8,557		12,091
Natural Gas	2,809	186		227
NGLs	3,032	535		480
Other	498	58		65
Canadian Manufacturing
Synthetic Crude Oil	19,051	8,557		12,091
Downstream | Canadian Manufacturing
Canadian Manufacturing
Asphalt	477	0		0
Other Products and Services	1,637	82		77
U.S. Manufacturing
Other Products	1,637	82		77
Downstream | Canadian Manufacturing | Synthetic Oil
Canadian Manufacturing
Diesel and Distillate	1,951	0		0
U.S. Manufacturing
Diesel and Distillate	1,951	0		0
Downstream | Canadian Manufacturing | Diesel and Distillate
Canadian Manufacturing
Diesel and Distillate	407	0		0
U.S. Manufacturing
Diesel and Distillate	407	0		0
Downstream | U.S. Manufacturing
Canadian Manufacturing
Diesel and Distillate	6,429	1,569		3,127
Other Products and Services	3,503	813		1,284
U.S. Manufacturing
Gasoline	10,111	2,352		3,880
Diesel and Distillate	6,429	1,569		3,127
Other Products	3,503	813		1,284
Downstream | Retail
U.S. Manufacturing
Retail	2,158	0		0
Consolidated	$ 2,158	$ 0		$ 0

[1]	See Note 3(w) for revisions to comparative results.